UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21369

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                    Date of reporting period: APRIL 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN GEOGRAPHIC HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      19.4%
--------------------------------------------------------------------------------
United Kingdom                                                             16.0
--------------------------------------------------------------------------------
France                                                                     13.9
--------------------------------------------------------------------------------
Germany                                                                     9.0
--------------------------------------------------------------------------------
Italy                                                                       5.7
--------------------------------------------------------------------------------
The Netherlands                                                             5.0
--------------------------------------------------------------------------------
Hong Kong                                                                   3.7
--------------------------------------------------------------------------------
Switzerland                                                                 3.5
--------------------------------------------------------------------------------
Ireland                                                                     3.2
--------------------------------------------------------------------------------
Canada                                                                      2.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.7%
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                 2.4
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA                                                  2.3
--------------------------------------------------------------------------------
Eni SpA                                                                     2.3
--------------------------------------------------------------------------------
Vivendi SA                                                                  2.1
--------------------------------------------------------------------------------
Nestle SA                                                                   2.1
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      2.0
--------------------------------------------------------------------------------
Total SA, B Shares                                                          1.9
--------------------------------------------------------------------------------
Orient Overseas International Ltd.                                          1.9
--------------------------------------------------------------------------------
Haseko Corp.                                                                1.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

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 9 | OPPENHEIMER INTERNATIONAL VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                                                                     67.3%
Asia                                                                       24.9
United States/Canada                                                        5.4
Latin America                                                               1.3
Middle East/Africa                                                          1.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. While the year under review saw a number of trends that hurt the Fund in relative terms, the Fund performed well on an absolute basis, with Class A shares without sales charge gaining 27.98%. First, there was a considerable underperformance by higher quality stocks versus lower quality stocks, and the Fund's strategy of investing in better-than-average quality stocks at lower-than-average valuations always leaves the Fund heavily overweight in higher quality names. Second, the Fund had no exposure to the strongest performing sector during the year: natural resources. We took the view that valuations of resource stocks were full on a through-the-cycle basis and failed to benefit from the surge in commodity prices during the last year as many metals rose over 100%. The third item that hurt the Fund in relative terms was a lack of exposure to some of the more speculative emerging markets such as Russia, which turned in an extremely strong performance.

      The biggest impact from any individual stock during the year under review was from Petroleum Geo-Services ASA (PGS), a Norwegian oil services stock, which gained almost 200% during the last year as business for the company improved significantly. Even after the strong run in the shares, the stock remains at a discount relative to its peer group. Two European insurers provided the Fund big gains. Fondiaria-SAI, an Italian insurer, rose a further 60% during the year, adding to our big gains of last year and Aegon, a Dutch-based insurer, recovered from an oversold valuation and rose almost 50%. Credit Agricole, the largest French bank, did well for the Fund, rising over 50% as profit expectations improved. We benefited from a large position in Toyota, whose shares rose 60% during the year.

      The biggest sector contributions came from insurance, oil related stocks, banks and automotive while the biggest regional contributions came from Europe and Japan. Canada was the most disappointing country for the Fund and our two worst names during the year were both Canadian. CoolBrands, a maker of frozen novelties and other dairy products, fell over 50% as profits continued to fall and Quebecor World, one of the world's leading printing companies, fell almost 50% as profits fell due to tough industry conditions. Other disappointments for the Fund included some telecom related names, most notably France Telecom and one of last year's biggest winners, Suncorp. The most disappointing sector for the Fund and the market was telecom services. This was the only one of 37 European sectors as defined by Bloomberg to fall in absolute terms during the year under review. Other poor performers included food retail and media, although the Fund has carried only limited exposure to these areas. The Fund's focus on limiting risk and prioritizing


                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

capital preservation caused it to underperform a momentum-driven bull market. The benefits of the approach should be seen in the longer-term performance of the Fund.

      As of the end of the reporting period, we continue to have a long term strategy of investing in better-than-average companies at lower-than-average valuations and turnover tends to be largely a result of share prices hitting our price targets. We held just over two-thirds of the portfolio in Europe at period end. Japan's weighting has been relatively constant at around 20% of the Fund through the year with the rest of the world also fairly steady at around 15%. The largest names in the portfolio have changed during the course of the year as performance has caused us to trim back positions of some of these winners. During the course of the year Glaxo, easyJet, Toyota, Fondiaria, PGS, Aegon and Credit Agricole spent time as the biggest single position in the Fund. We have taken profits out of all of these stocks except for Credit Agricole, which ended the year as the largest position in the portfolio.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2006. In the case of Class A shares, performance is measured from the inception date of August 1, 2003. In the case of Class B and Class C shares, performance is measured from inception of the classes on May 6, 2004. In the case of Class Y shares, performance is measured from inception of the class on September 27, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchange of 20 countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Value Fund (Class A)
MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer International
                              Value Fund
                              (Class A)                     MSCI World Index

08/01/2003                       9,425                          10,000
10/31/2003                      10,669                          10,896
01/31/2004                      11,689                          11,952
04/30/2004                      12,286                          11,840
07/31/2004                      12,106                          11,811
10/31/2004                      12,844                          12,395
01/31/2005                      14,576                          13,251
04/30/2005                      14,466                          13,134
07/31/2005                      15,278                          13,974
10/31/2005                      15,258                          14,108
01/31/2006                      17,154                          15,581
04/30/2006                      18,513                          16,406

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year 20.62%    Since Inception (8/1/03) 25.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Value Fund (Class B)
MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer International
                               Value Fund
                                (Class B)                  MSCI World Index

05/06/2004                        10,000                       10,000
07/31/2004                         9,823                        9,976
10/31/2004                        10,400                       10,469
01/31/2005                        11,761                       11,192
04/30/2005                        11,647                       11,093
07/31/2005                        12,275                       11,802
10/31/2005                        12,226                       11,916
01/31/2006                        13,722                       13,160
04/30/2006                        14,371                       13,856

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year 21.82%    Since Inception (5/6/04) 20.06%


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Value Fund (Class C)
MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer International
                               Value Fund
                                (Class C)                 MSCI World Index

05/06/2004                        10,000                       10,000
07/31/2004                         9,823                        9,976
10/31/2004                        10,393                       10,469
01/31/2005                        11,761                       11,192
04/30/2005                        11,647                       11,093
07/31/2005                        12,275                       11,802
10/31/2005                        12,235                       11,916
01/31/2006                        13,730                       13,160
04/30/2006                        14,790                       13,856

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year 25.98%    Since Inception (5/6/04) 21.81%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Value Fund (Class Y)
MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer International
                               Value Fund
                                (Class Y)                  MSCI World Index

09/27/2005                        10,000                       10,000
10/31/2005                         9,757                        9,759
01/31/2006                        10,990                       10,779
04/30/2006                        11,868                       11,349

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 4/30/06

1-Year N/A    Since Inception (9/27/05) 18.68%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 8/01/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/06/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/06/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 09/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING        ENDING           EXPENSES
                             ACCOUNT          ACCOUNT          PAID DURING
                             VALUE            VALUE            6 MONTHS ENDED
                             (11/1/05)        (4/30/06)        APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,213.40        $ 7.82
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,017.75          7.13
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,208.20          12.93
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,013.14          11.80
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,208.90          12.27
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,013.74          11.20
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,216.40          5.78
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,019.59          5.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                  1.42%
----------------------------------
Class B                  2.35
----------------------------------
Class C                  2.23
----------------------------------
Class Y                  1.05

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2006
-------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--96.7%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.1%
-------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Continental AG                                          13,470     $  1,603,539
-------------------------------------------------------------------------------
AUTOMOBILES--4.8%
Bayerische Motoren
Werke AG                                                51,812        2,820,559
-------------------------------------------------------------------------------
PSA Peugeot Citroen                                     16,315        1,072,380
-------------------------------------------------------------------------------
Toyota Motor Corp.                                      29,280        1,712,597
                                                                    -----------
                                                                      5,605,536

-------------------------------------------------------------------------------
DISTRIBUTORS--2.4%
Fujitsu Devices, Inc.                                   64,000        1,025,776
-------------------------------------------------------------------------------
Medion AG                                              120,887        1,759,987
                                                                   ------------
                                                                      2,785,763

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Compass Group plc                                      493,720        2,129,268
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.9%
Barratt
Developments plc 1                                      16,550          299,384
-------------------------------------------------------------------------------
Haseko Corp. 2                                         584,000        2,215,676
-------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                          16,000          386,423
-------------------------------------------------------------------------------
Waterford
Wedgwood plc 2                                       6,618,026          475,913
                                                                   ------------
                                                                      3,377,396

-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Agfa Gevaert NV                                         31,120          630,928
-------------------------------------------------------------------------------
Sega Sammy
Holdings, Inc.                                           9,500          378,782
                                                                   ------------
                                                                      1,009,710

-------------------------------------------------------------------------------
MEDIA--3.4%
British Sky
Broadcasting
Group plc                                              163,689        1,568,594
-------------------------------------------------------------------------------
Vivendi SA                                              67,720        2,472,518
                                                                   ------------
                                                                      4,041,112

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Aoyama Trading Co.                                      34,273     $  1,149,808
-------------------------------------------------------------------------------
DSG International plc                                  260,620          873,280
-------------------------------------------------------------------------------
Kingfisher plc                                         366,165        1,504,042
                                                                   ------------
                                                                      3,527,130

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Aksa Akrilik
Kimya Sanayii AS                                        91,538          782,139
-------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
-------------------------------------------------------------------------------
BEVERAGES--1.0%
Heineken NV                                             28,550        1,156,566
-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                              302,620        1,763,140
-------------------------------------------------------------------------------
FOOD PRODUCTS--4.3%
CoolBrands
International, Inc. 2                                  433,510          926,693
-------------------------------------------------------------------------------
Nestle SA                                                8,038        2,451,519
-------------------------------------------------------------------------------
RHM plc                                                 26,550          131,206
-------------------------------------------------------------------------------
Unilever NV                                             21,981        1,587,621
                                                                   ------------
                                                                      5,097,039

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Coreana
Cosmetics Co. Ltd.                                     284,208          643,325
-------------------------------------------------------------------------------
Reckitt Benckiser plc                                   26,093          951,164
                                                                   ------------
                                                                      1,594,489

-------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Amore Pacific Corp.                                      1,575          578,602
-------------------------------------------------------------------------------
ENERGY--6.8%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Petroleum
Geo-Services ASA 2                                      48,900        2,752,271
-------------------------------------------------------------------------------
OIL & GAS--4.4%
Eni SpA                                                 86,790        2,649,775
-------------------------------------------------------------------------------
Seabird
Exploration Ltd. 2                                      66,753          306,415
-------------------------------------------------------------------------------
Total SA, B Shares                                       8,140        2,251,070
                                                                   ------------
                                                                      5,207,260


                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
FINANCIALS--19.6%
-------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Anglo Irish
Bank Corp.                                              80,626     $  1,327,424
-------------------------------------------------------------------------------
Bank of Ireland                                        105,461        1,977,128
-------------------------------------------------------------------------------
Credit Agricole SA                                      79,121        3,188,238
-------------------------------------------------------------------------------
Danske Bank AS                                          16,590          659,998
-------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                               72,929        2,381,849
                                                                   ------------
                                                                      9,534,637

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Ichiyoshi Securities
Co. Ltd.                                                25,000          457,779
-------------------------------------------------------------------------------
Investor AB, B Shares                                   62,917        1,231,135
-------------------------------------------------------------------------------
Nomura Securities
Co. Ltd.                                                60,200        1,361,393
-------------------------------------------------------------------------------
Van der Moolen
Holding NV                                             118,137        1,131,232
                                                                   ------------
                                                                      4,181,539

-------------------------------------------------------------------------------
INSURANCE--6.3%
Aegon NV                                               109,322        1,995,722
-------------------------------------------------------------------------------
Aksigorta AS                                            62,484          316,406
-------------------------------------------------------------------------------
Compagnia
Assicuratrice Unipol
SpA, Preference                                        407,292        1,206,245
-------------------------------------------------------------------------------
Fondiaria-Sai SpA                                       73,172        2,207,235
-------------------------------------------------------------------------------
Swiss Reinsurance Co.                                   22,924        1,672,812
                                                                   ------------
                                                                      7,398,420

-------------------------------------------------------------------------------
REAL ESTATE--1.6%
Emperor
Entertainment
Hotel Ltd.                                           1,889,000          615,186
-------------------------------------------------------------------------------
First Juken Co. Ltd.                                   108,900        1,272,006
                                                                   ------------
                                                                      1,887,192

-------------------------------------------------------------------------------
HEALTH CARE--7.3%
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
iSOFT Group plc                                        423,150          906,673

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Mediceo Paltac
Holdings Co. Ltd.                                       69,860     $  1,294,556
                                                                   ------------
                                                                      2,201,229

-------------------------------------------------------------------------------
PHARMACEUTICALS--5.4%
China
Pharmaceutical
Group Ltd. 2                                         5,984,000        1,018,777
-------------------------------------------------------------------------------
GlaxoSmithKline plc 1                                   38,999        1,106,577
-------------------------------------------------------------------------------
Sanofi-Aventis SA                                       21,080        1,987,952
-------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                                28,500        1,742,063
-------------------------------------------------------------------------------
UCB SA                                                  10,630          547,432
                                                                   ------------
                                                                      6,402,801

-------------------------------------------------------------------------------
INDUSTRIALS--14.7%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Qinetiq plc 2                                          151,900          558,150
-------------------------------------------------------------------------------
Safran SA                                               51,686        1,326,971
                                                                   ------------
                                                                      1,885,121

-------------------------------------------------------------------------------
AIRLINES--2.3%
Deutsche
Lufthansa AG                                           101,465        1,867,650
-------------------------------------------------------------------------------
easyJet plc 2                                          145,638          841,884
                                                                   ------------
                                                                      2,709,534

-------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Royal Group
Technologies Ltd. 2                                     77,050          665,026
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Bacou-Dalloz SA                                          7,480          966,330
-------------------------------------------------------------------------------
Quebecor World, Inc.                                   154,610        1,736,865
                                                                   ------------
                                                                      2,703,195

-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.6%
Continental
Engineering Corp.                                      582,000          282,737
-------------------------------------------------------------------------------
Okumura Corp.                                          192,000        1,065,683
-------------------------------------------------------------------------------
Technical Olympic SA                                   171,430        1,064,084


                    21 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Vinci SA                                                18,100     $  1,798,263
                                                                   ------------
                                                                      4,210,767

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
RHJ International Ltd. 2                                43,179        1,073,156
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Alarko Holding AS 2                                      4,507          187,437
-------------------------------------------------------------------------------
MARINE--3.3%
Attica Holdings SA                                     279,300        1,677,266
-------------------------------------------------------------------------------
Orient Overseas
International Ltd.                                     591,000        2,221,976
                                                                   ------------
                                                                      3,899,242

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.6%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Nokia Oyj                                               83,150        1,886,244
-------------------------------------------------------------------------------
SunCorp
Technologies Ltd.                                    2,384,000          233,686
                                                                   ------------
                                                                      2,119,930

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Japan Digital
Laboratory Co. Ltd.                                    134,300        1,777,457
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Epcos AG 2                                              67,521          906,368
-------------------------------------------------------------------------------
Grande Holdings
Ltd. (The)                                           1,034,000          780,171
-------------------------------------------------------------------------------
Nichicon Corp.                                          71,900          893,501
-------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                    82,600        1,548,773
                                                                   ------------
                                                                      4,128,813

-------------------------------------------------------------------------------
IT SERVICES--0.5%
Computacenter plc                                      120,620          570,238
-------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                             19,580        1,497,754

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
MATERIALS--2.6%
-------------------------------------------------------------------------------
CHEMICALS--1.3%
GEA Group AG 2                                          25,246     $    477,758
-------------------------------------------------------------------------------
Wacker Chemie AG 2                                       8,250        1,089,432
                                                                   ------------
                                                                      1,567,190

-------------------------------------------------------------------------------
METALS & MINING--0.8%
Arcelor                                                 23,940          984,613
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                         217,500          553,574
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.5%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
Cable & Wireless plc                                   887,785        1,699,869
-------------------------------------------------------------------------------
France Telecom SA                                       47,481        1,108,793
-------------------------------------------------------------------------------
Telecom Italia SpA                                     235,210          588,440
-------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                        823,190          906,680
                                                                   ------------
                                                                      4,303,782
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
KDDI Corp.                                                 315        1,942,037
-------------------------------------------------------------------------------
Vodafone Group plc                                     604,650        1,427,882
                                                                   ------------
                                                                      3,369,919

-------------------------------------------------------------------------------
UTILITIES--0.8%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Okinawa Electric
Power Co. (The)                                         14,300          923,064
                                                                   ------------
Total Common Stocks
(Cost $97,205,685)                                                  113,746,590

                                                     PRINCIPAL
                                                        AMOUNT
-------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
-------------------------------------------------------------------------------
Zurich Reinsurance
Centre Holdings, Inc.,
7.125% Sr. Nts., 10/15/23
(Cost $280,927)                                     $  500,000          475,000


                    22 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                          VALUE
                                                         UNITS       SEE NOTE 1
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Swiss Reinsurance Co. Rts.,
Exp. 5/8/06 2 (Cost $0)                                 22,924     $         --

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
-------------------------------------------------------------------------------
Undivided interest of 0.27% in joint repurchase
agreement (Principal Amount/Value $912,364,000,
with a maturity value of $912,721,343) with
UBS Warburg LLC, 4.70%, dated 4/28/06, to
be repurchased at $2,486,974 on 5/1/06,
collateralized by Federal National
Mortgage Assn., 5%, 3/1/34, with
a value of $933,734,744
(Cost $2,486,000)                                   $2,486,000        2,486,000

                                                                          VALUE
                                                                     SEE NOTE 1
-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $99,972,612)                                        99.2%    $116,707,590
-------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.8          960,281
                                                    ---------------------------
NET ASSETS                                               100.0%    $117,667,871
                                                    ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
Japan                                               $  22,645,128          19.4%
United Kingdom                                         18,713,200          16.0
France                                                 16,172,515          13.9
Germany                                                10,525,293           9.0
Italy                                                   6,651,695           5.7
The Netherlands                                         5,871,141           5.0
Hong Kong                                               4,254,610           3.7
Switzerland                                             4,124,331           3.5
Ireland                                                 3,780,465           3.2
Canada                                                  3,328,584           2.9
Norway                                                  3,058,686           2.6
United States                                           2,961,000           2.5
Greece                                                  2,741,350           2.4
Belgium                                                 2,251,516           1.9
Finland                                                 1,886,244           1.6
Turkey                                                  1,285,982           1.1
Sweden                                                  1,231,135           1.1
Korea, Republic of South                                1,221,927           1.1
Luxembourg                                                984,613           0.8
Mexico                                                    906,680           0.8
Denmark                                                   659,998           0.6
Bermuda                                                   615,186           0.5
Australia                                                 553,574           0.5
Taiwan                                                    282,737           0.2
                                                    ----------------------------
Total                                               $ 116,707,590         100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    23 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $99,972,612)--see accompanying statement of investments    $116,707,590
---------------------------------------------------------------------------------------------------
Cash                                                                                         10,048
---------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $560,720)                                                    569,673
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                      406,249
Shares of beneficial interest sold                                                          393,564
Investments sold                                                                            330,480
Other                                                                                         3,301
                                                                                       ------------
Total assets                                                                            118,420,905

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                       407,384
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       177,623
Shares of beneficial interest redeemed                                                       62,242
Legal, auditing and other professional fees                                                  28,312
Distribution and service plan fees                                                           22,532
Shareholder communications                                                                   21,818
Transfer and shareholder servicing agent fees                                                19,608
Trustees' compensation                                                                        2,444
Other                                                                                        11,071
                                                                                       ------------
Total liabilities                                                                           753,034

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $117,667,871
                                                                                       ============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      6,628
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               97,794,137
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           499,808
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions            3,017,378
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                        16,349,920
                                                                                       ------------
NET ASSETS                                                                             $117,667,871
                                                                                       ============


                    24 | OPPENHEIMER INTERNATIONAL VALUE FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $76,303,914 and
4,276,648 shares of beneficial interest outstanding)                                               $17.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $18.93
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $15,875,517 and 901,899 shares of
beneficial interest outstanding)                                                                   $17.60
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $25,487,297 and 1,449,035 shares of
beneficial interest outstanding)                                                                   $17.59
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$1,143 and 64.06 shares of beneficial interest outstanding)                                        $17.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $133,324)            $ 1,598,568
--------------------------------------------------------------------------------
Interest                                                                183,276
--------------------------------------------------------------------------------
Other income                                                                 72
                                                                    ------------
Total investment income                                               1,781,916

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         700,877
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 123,269
Class B                                                                 120,011
Class C                                                                 178,556
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  98,235
Class B                                                                  36,522
Class C                                                                  38,507
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  32,005
Class B                                                                  11,843
Class C                                                                  11,205
Class Y                                                                       1
--------------------------------------------------------------------------------
Custodian fees and expenses                                              18,364
--------------------------------------------------------------------------------
Trustees' compensation                                                   10,349
--------------------------------------------------------------------------------
Other                                                                    55,634
                                                                    ------------
Total expenses                                                        1,435,378
Less reduction to custodian expenses                                       (206)
Less waivers and reimbursements of expenses                                (237)
                                                                    ------------
Net expenses                                                          1,434,935

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   346,981


                    26 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $ 6,263,336
Foreign currency transactions                                                   37,190
                                                                           -----------
Net realized gain                                                            6,300,526
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                 14,342,955
Translation of assets and liabilities denominated in foreign currencies        710,360
                                                                           -----------
Net change in unrealized appreciation                                       15,053,315

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $21,700,822
                                                                           ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                   2006             2005
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                          $    346,981     $    121,013
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 6,300,526          581,771
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            15,053,315           88,109
                                                                               ------------------------------
Net increase in net assets resulting from operations                             21,700,822          790,893

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (703,090)              --
Class B                                                                             (78,353)              --
Class C                                                                            (157,914)              --
Class Y                                                                                 (16)              --
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          (1,236,252)        (504,505)
Class B                                                                            (279,233)        (104,500)
Class C                                                                            (437,663)        (113,577)
Class Y                                                                                 (22)              --

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          34,415,527       22,890,596
Class B                                                                           5,512,721        7,739,035
Class C                                                                          11,839,060        9,640,514
Class Y                                                                               1,000               --

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                   70,576,587       40,338,456
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                              47,091,284        6,752,828
                                                                               ------------------------------
End of period (including accumulated net investment income (loss) of
$499,808 and $(55,990), respectively)                                          $117,667,871     $ 47,091,284
                                                                               ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED APRIL 30,                            2006           2005           2004 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 14.43        $ 12.98        $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .12 2          .15 2          .01
Net realized and unrealized gain                           3.84           2.10           3.02
                                                        ---------------------------------------
Total from investment operations                           3.96           2.25           3.03
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.20)            --             --
Distributions from net realized gain                       (.35)          (.80)          (.05)
                                                        ---------------------------------------
Total dividends and/or distributions to shareholders       (.55)          (.80)          (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 17.84        $ 14.43        $ 12.98
                                                        =======================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        27.98%         17.74%         30.35%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $76,304        $29,831        $ 6,753
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $52,647        $11,186        $ 6,126
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      0.72%          1.05%          0.14%
Total expenses                                             1.43%          1.63%          2.13%
Expenses after waivers and reimbursements
and reduction to custodian expenses                        1.43%          1.54%          1.70%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      49%            60%            30%

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED APRIL 30,                              2006         2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 14.28      $ 12.99
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                               (.02)         .01
Net realized and unrealized gain                             3.79         2.08
                                                          ----------------------
Total from investment operations                             3.77         2.09
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.10)          --
Distributions from net realized gain                         (.35)        (.80)
                                                          ----------------------
Total dividends and/or distributions to shareholders         (.45)        (.80)
--------------------------------------------------------------------------------
Net asset value, end of period                            $ 17.60      $ 14.28
                                                          ======================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          26.82%       16.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $15,876      $ 7,695
--------------------------------------------------------------------------------
Average net assets (in thousands)                         $12,099      $ 1,997
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                (0.16)%       0.04%
Total expenses                                               2.34%        2.59%
Expenses after waivers and reimbursements
and reduction to custodian expenses                          2.34%        2.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                        49%          60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    30 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS C    YEAR ENDED APRIL 30,                              2006         2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 14.28      $ 12.99
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                               (.01)         .02
Net realized and unrealized gain                             3.80         2.07
                                                          ----------------------
Total from investment operations                             3.79         2.09
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.13)          --
Distributions from net realized gain                         (.35)        (.80)
                                                          ----------------------
Total dividends and/or distributions to shareholders         (.48)        (.80)
--------------------------------------------------------------------------------
Net asset value, end of period                            $ 17.59      $ 14.28
                                                          ======================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          26.98%       16.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $25,487      $ 9,565
--------------------------------------------------------------------------------
Average net assets (in thousands)                         $17,903      $ 2,364
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                (0.09)%       0.12%
Total expenses                                               2.23%        2.44%
Expenses after waivers and reimbursements
and reduction to custodian expenses                          2.23%        2.41%
--------------------------------------------------------------------------------
Portfolio turnover rate                                        49%          60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    PERIOD ENDED APRIL 30,                                        2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.61
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .07
Net realized and unrealized gain                                         2.76
                                                                       ---------
Total from investment operations                                         2.83
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.25)
Distributions from net realized gain                                     (.35)
                                                                       ---------
Total dividends and/or distributions to shareholders                     (.60)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $17.84
                                                                       =========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                      18.68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $    1
--------------------------------------------------------------------------------
Average net assets (in thousands)                                      $    1
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    0.73%
Total expenses                                                           1.01% 5
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    49%

1. For the period from September 27, 2005 (inception of offering) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                    33 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    34 | OPPENHEIMER INTERNATIONAL VALUE FUND

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ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                  LOSS    FOR FEDERAL INCOME
      INCOME                    GAIN    CARRYFORWARD 1,2,3          TAX PURPOSES
      --------------------------------------------------------------------------
      $3,432,198            $474,316              $328,767           $16,291,784

1. The Fund had $328,767 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended April 30, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                                                    REDUCTION TO
                                   REDUCTION TO                  ACCUMULATED NET
      INCREASE TO               ACCUMULATED NET                    REALIZED GAIN
      PAID-IN CAPITAL           INVESTMENT LOSS                 ON INVESTMENTS 4
      --------------------------------------------------------------------------
      $453,078                       $1,148,190                       $1,601,268

4. $453,078, including $63,233 of long-term capital gain, was distributed in connection with Fund share redemptions.


                    35 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended April 30, 2006 and April 30, 2005 was as follows:

                                                   YEAR ENDED         YEAR ENDED
                                               APRIL 30, 2006     APRIL 30, 2005
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                              $2,412,953         $  584,116
      Long-term capital gain                          479,590            138,466
                                                   -----------------------------
      Total                                        $2,892,543         $  722,582
                                                   =============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities             $100,438,131
      Federal tax cost of other investments        (8,923,291)
                                                 ------------
      Total federal tax cost                     $ 91,514,840
                                                 ============
      Gross unrealized appreciation              $ 19,726,326
      Gross unrealized depreciation                (3,434,542)
                                                 ------------
      Net unrealized appreciation                $ 16,291,784
                                                 ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended April 30, 2006, the Fund's projected benefit obligations were increased by $2,209, resulting in an accumulated liability of $2,209 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                    36 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    37 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED APRIL 30, 2006 1        YEAR ENDED APRIL 30, 2005 2
                                 SHARES          AMOUNT             SHARES          AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                          2,902,583     $45,575,737          2,140,742     $30,773,644
Dividends and/or
distributions reinvested        109,433       1,690,742             35,246         477,946
Redeemed                       (802,097)    (12,850,952) 3        (629,606)     (8,360,994) 4
                             ----------------------------------------------------------------
Net increase                  2,209,919     $34,415,527          1,546,382     $22,890,596
                             ================================================================
---------------------------------------------------------------------------------------------
CLASS B
Sold                            580,053     $ 8,933,079            567,619     $ 8,158,768
Dividends and/or
distributions reinvested         20,608         315,304              6,829          92,060
Redeemed                       (237,512)     (3,735,662) 3         (35,698)       (511,793) 4
                             ----------------------------------------------------------------
Net increase                    363,149     $ 5,512,721            538,750     $ 7,739,035
                             ================================================================
---------------------------------------------------------------------------------------------
CLASS C
Sold                            962,649     $14,784,588            686,044     $ 9,883,409
Dividends and/or
distributions reinvested         32,945         503,401              7,989         107,612
Redeemed                       (216,310)     (3,448,929) 3         (24,282)       (350,507) 4
                             ----------------------------------------------------------------
Net increase                    779,284     $11,839,060            669,751     $ 9,640,514
                             ================================================================
---------------------------------------------------------------------------------------------
CLASS Y
Sold                                 64     $     1,000                 --     $        --
Dividends and/or
distributions reinvested             --              --                 --              --
Redeemed                             --              --                 --              --
                             ----------------------------------------------------------------
Net increase                         64     $     1,000                 --     $        --
                             ================================================================

1. For the year ended April 30, 2006, for Class A, Class B and Class C shares and for the period from September 27, 2005 (inception of offering) to April 30, 2006, for Class Y shares.

2. For the year ended April 30, 2005, for Class A shares and for the period from May 6, 2004 (inception of offering) to April 30, 2005, for Class B and Class C shares.

3. Net of redemption fees of $1,753, $403 and $596 for Class A, Class B and Class C.

4. Net of redemption fees of $2,106, $376 and $445 for Class A, Class B and Class C.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2006, were as follows:

                                               PURCHASES                   SALES
      --------------------------------------------------------------------------
      Investment securities                  $87,457,784             $38,885,541


                    38 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

      FEE SCHEDULE
      --------------------------------------------------------
      Up to $500 million of net assets                   0.85%
      Next $500 million of net assets                    0.75
      Over $1.0 billion of net assets                    0.70

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30, 2006, the Fund paid $160,332 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B and Class C shares were $321,221 and $167,705, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                    39 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A          CLASS B          CLASS C
                       CLASS A      CONTINGENT       CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED         DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
                   RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
April 30, 2006        $144,722             $--          $11,559           $5,073

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares, and 1.45% for Class Y shares. During the year ended April 30, 2006, the Manager reimbursed the Fund $237 for Class B shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    40 | OPPENHEIMER INTERNATIONAL VALUE FUND

As of April 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                       CONTRACT
                                      EXPIRATION         AMOUNT      VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                       DATES         (000S)       APRIL 30, 2006    DEPRECIATION
----------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro [EUR]                        5/2/06-9/27/06       4,724EUR           $6,012,950         $292,056
Japanese Yen [JPY]                       9/27/06     387,000JPY            3,471,061          115,328
                                                                                             --------
Total unrealized depreciation                                                                $407,384
                                                                                             ========

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The reports of Ernst & Young LLP on the Fund's financial statements for the fiscal year ended April 30, 2005 and for the period from August 1, 2003 (commencement of operations) to April 30, 2004 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

      During the Fund's fiscal year ended April 30, 2005 and for the period from August 1, 2003 (commencement of operations) to April 30, 2004, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their reports.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and


                    41 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                    42 | OPPENHEIMER INTERNATIONAL VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL VALUE TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust), including the statement of investments, as of April 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2005 and the financial highlights for the period August 1, 2003 (commencement of operations) to April 30, 2005, were audited by another independent registerd pubic accounting firm, whose report dated May 26, 2005, expressed an unqualified opinion thereon.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Value Fund as of April 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
June 15, 2006


                    43 | OPPENHEIMER INTERNATIONAL VALUE FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.085 per share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 9, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,666,195 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $136,934 of foreign income taxes paid by the Fund during the fiscal year ended April 30, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes. $973,284 of gross income was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended April 30, 2006, $95,206 or 10.13% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $4,599,123 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    44 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    45 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                    46 | OPPENHEIMER INTERNATIONAL VALUE FUND account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud and the Manager's Global investment team and analysts. Mr. Freud has had over 25 years of experience managing global/international investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international multi-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap value, international multi-cap core, and international large-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                    47 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    48 | OPPENHEIMER INTERNATIONAL VALUE FUND

TRUSTEES AND OFFICERS  Unaudited

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),          Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 2005)               Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                            Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-
                                   2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)               tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 65                            (since October 1991); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                   Company (insurance company) (October 1991-June 2004). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2005)               OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 2005)               Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 67                            Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                   ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation
                                   (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                   American Philosophical Society (since 1996); Trustee of Woodward Academy
                                   (since 1983); Foreign Associate of Third World Academy of Sciences; Director of
                                   the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                   Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2005)               1998); and Senior Vice President and General Auditor of American Express
Age: 63                            Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since
Trustee (since 2005)               2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
Age: 53                            (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (pri-
                                   vately-held financial adviser) (January 1998-December 2001); Member of the
                                   Finance and Budget Committee of the Council on Foreign Relations, the
                                   Investment Committee of the Episcopal Church of America, the Investment
                                   Committee and Board of Human Rights Watch and the Investment Committee of
                                   Historic Hudson Valley. Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 2005)               (February 1972-October 2005); Former Director of Prime Retail, Inc. (real estate
Age: 78                            investment trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                   Lumberman's Mutual Casualty Company, American Motorists Insurance
                                   Company and American Manufacturers Mutual Insurance Company; Former


                    49 | OPPENHEIMER INTERNATIONAL VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,                President and Chief Executive Officer of The Conference Board, Inc. (interna-
Continued                          tional economic and business research). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 2005)               ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                            (non-profit educational organization); Founder, Chairman and Chief Executive
                                   Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                   Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2003)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                            Member of the Investment Committee of the Associated Jewish Charities of
                                   Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2003)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                   Director of PacifiCorp. (electric utility) (1995-1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 63                            pany) (since September 2004); Member of Zurich Financial Investment Advisory
                                   Board (insurance) (since October 2004); Board of Governing Trustees of The
                                   Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                   Advanced Study (non-profit educational institute) (since May 1992); Special
                                   Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                   (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                   2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                   Institute of Bard College (August 1990-September 2001) (economics research);
                                   Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                   AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2002-2004                   Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
and since 2005)                    Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
Age: 56                            July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of


                    50 | OPPENHEIMER INTERNATIONAL VALUE FUND

JOHN V. MURPHY,                    OppenheimerFunds Legacy Program (charitable trust program established by
Continued                          the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 86 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS FREUD AND
                                   ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-
                                   1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                   80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT DEATH OR REMOVAL.

DOMINIC FREUD,                     Vice President of the Manager since April 2003. Partner and European Equity
Vice President and Portfolio       Portfolio Manager at SLS Management (January 2002-February 2003) prior to which
Manager (since 2003)               he was head of the European equities desk and managing director at SG Cowen
Age: 47                            (May 1994-January 2002). An officer of 2 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                            February 2004). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2003)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.


                    51 | OPPENHEIMER INTERNATIONAL VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2003)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                           December 2001); General Counsel of Centennial Asset Management Corporation
                                  (since December 2001); Senior Vice President and General Counsel of HarbourView
                                  Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September
                                  1997) and Director (since November 2001) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                  Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                  Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                  Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                  Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                  Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                  Counsel (November 2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary of the following:
                                  Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    52 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $16,000 in fiscal 2006 and $15,650 in fiscal 2005.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 for fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2006 and no such fees in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of Form 5500.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2006 and $115,000 during fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2006 and $115,000 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By: /s/ JOHN V. MUPRHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ JOHN V. MUPRHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

By: /s/ BRIAN W. WIXTED
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006